UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period: February 28, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

February 28, 2015

William Blair Directional Multialternative Fund

Class N
WDMNX

Class I
WDMIX

Institutional Class
WDMJX

Investment Adviser

William Blair & Company, L.L.C.
222 West Adams Street
Chicago, Illinois  60606

Phone: 1-855-772-4166

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	10

SCHEDULE OF SECURITIES SOLD SHORT	19

SCHEDULE OF OPTIONS WRITTEN	21

SCHEDULE OF OPEN FUTURES CONTRACTS	21

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS	22

SCHEDULE OF TOTAL RETURN SWAPS	23

STATEMENT OF ASSETS AND LIABILITIES	24

STATEMENT OF OPERATIONS	26

STATEMENT OF CHANGES IN NET ASSETS	27

FINANCIAL HIGHLIGHTS	28

NOTES TO FINANCIAL STATEMENTS	31

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	42

NOTICE OF PRIVACY POLICY & PRACTICES	46

ADDITIONAL INFORMATION	47

Letter from the President

Dear Shareholder,

Since the Fund’s inception November 7, 2014, through February 28, 2015, the William Blair Directional Multialternative Fund Class I gained 3.54%.  Over the same period, the Fund’s benchmark, the HFRX Equity Hedge Fund Index returned 2.47% while its secondary benchmark, the S&P 500 Total Return Index returned 4.26%.  The Fund displayed annualized volatility of 8.4% (as measured by standard deviation) versus 14.7% for the S&P 500 Total Return Index over the same period.

Discussion of Performance

The Fund strives for capital appreciation with moderate volatility and correlation to the broader markets.  From inception through the end of February the Fund captured over 80% of the gains of the S&P 500 while experiencing less than 60% of the index’s volatility.  The Fund smoothed some of the market’s drawdowns, which exceeded 4% on several occasions in December and January.

Performance for all six sub-advisers underlying the Fund was positive.  The Fund’s generalist equity long-short strategy was the strongest performer over the period, experiencing gains in most of its top positions.  The strategy also enjoyed a particular tailwind from the recent wave of consolidation in the online travel industry with its single largest position entering the last quarter being a takeover target in the industry.

The Fund allocates to two industry sector specialist sub-advisers. The Fund’s long-short technology strategy was a positive contributor to performance during the period.  The Fund’s financial sector equities strategy produced positive performance but detracted from the Fund’s overall performance in the quarter.  Results are attributed to a tumultuous ride for bank stocks during January as the NASDAQ Bank Index, for example, suffered a 9.7% drawdown during January.

The Fund invests with two event-driven sub-strategies.  Both had steady gains during the period but with mixed results. One sub-strategy contributed positively to the Fund’s performance while the other, which tends to be more closely hedged, detracted from performance.  While the sub-strategies produced equity-like returns, event-driven strategy managers are not primarily long-US stock investors.  They invest long and short in corporate events such as mergers.  The potential for managers to profit from such events depends less on the direction of stock markets and more on the managers’ abilities to correctly anticipate the evolution of such events.  One event-driven strategy manager, for instance, seeks to profit from correctly determining whether a merger will close and, if it will, when.

Finally, the macro allocation strategy was a positive contributor over the period.  The strategy attempts to anticipate macroeconomic developments in global currency, bond and equity markets and is intended to reduce the degree to which the Fund depends on rising equity markets for returns.

Allocations

Over the period we kept the Fund’s allocation closely aligned with our target models.  These models are designed to capture gains in the US equity market averages while blunting drawdowns when they occur.  The cash allocation indicated in the chart below was a temporary holding pending allocation to the six sub-advisers.  In general, the Fund expects to minimize cash holdings.

William Blair Directional Multialternative Fund
Strategy Allocations as of February 28, 2015 (Unaudited)

Outlook

We do not try to forecast stock market direction, but we expect that the dispersion of returns within the stock market – that is, the degree to which different stocks produce differing returns – will remain high.  Greater dispersion provides opportunity for long-short equity managers to profit on both long and short sides of their portfolios.  In our view, the end of quantitative easing may allow greater dispersion especially in the financial sector, providing opportunities for the financial specialist strategy.

Meanwhile, event-driven opportunities remain encouraging to us.  The volume of announced corporate acquisitions remains high, fed by large corporate cash holdings, low borrowing costs, regulatory pressures, and an evolving global economy.  Barring an economic or market crisis, we expect event-driven strategies to offer the potential for attractive alternative returns whether or not the US stock market produces a seventh consecutive calendar year of gains.

Sincerely,

The Directional Multialternative Fund Portfolio Team

William Blair Directional Multialternative Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/11/2014 – 2/28/2015).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses.  Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Class N
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 11, 2014(1) –
	November 11, 2014(1)	February 28, 2015	February 28, 2015*
Actual**	$1,000.00	$1,035.10	$7.57
Hypothetical (5% return before expenses)***	$1,000.00	$1,008.81	$7.46

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
*	Expenses are equal to the Class N shares annualized expense ratio of 2.49%, multiplied by the average account value over the period, multiplied by 109/365 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $6.23.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $6.15.

William Blair Directional Multialternative Fund
Expense Example (Continued)
(Unaudited)

	Class I
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 11, 2014(1) –
	November 11, 2014(1)	February 28, 2015	February 28, 2015*
Actual**	$1,000.00	$1,035.40	$6.81
Hypothetical (5% return before expenses)***	$1,000.00	$1,008.24	$6.72

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
*	Expenses are equal to the Class I shares annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 109/365 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $5.47.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $5.40.

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 11, 2014(1) –
	November 11, 2014(1)	February 28, 2015	February 28, 2015*
Actual**	$1,000.00	$1,035.40	$6.81
Hypothetical (5% return before expenses)***	$1,000.00	$1,008.24	$6.72

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
*
Expenses are equal to the Institutional Class shares annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 109/365 to reflect the period since inception.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $5.47.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $5.40.

William Blair Directional Multialternative Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve capital appreciation with moderate volatility and moderate correlation to the broader markets.  The Adviser seeks to achieve the Fund’s investment objective through the allocation of the Fund’s assets primarily among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment (or hedge fund) strategies, and through the Adviser’s direct management of Fund assets.  The Adviser intends to operate the Fund in a “manager of managers” structure, which will enable the Adviser to terminate and replace a sub-adviser without requiring shareholder approval.  This structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The Adviser is responsible for selecting each Sub-Adviser and for determining the amount of Fund assets allocated to each Sub-Adviser.  The Adviser will also monitor the performance, investment strategy and operational controls of each Sub-Adviser.  When allocating assets among Sub-Advisers, the Adviser considers a range of factors including each Sub-Adviser’s investment style and historical performance, including the types of securities or instruments they may use, the strategy they employ, or a geography or sector in which they invest.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Valued at the net unrealized appreciation (depreciation).

William Blair Directional Multialternative Fund
Investment Highlights (Continued)
(Unaudited)

Total Returns as of February 28, 2015

		Since Inception
	3 Month	(11/7/2014)
William Blair Directional Multialternative Fund
Class N	2.80%	3.51%
Class I	2.82%	3.54%
Institutional Class	2.82%	3.54%
HFRX Equity Hedge Index	1.04%	2.47%
S&P 500® Total Return Index	2.31%	4.26%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-772-4166.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and certain broad-based securities indices on the Fund’s inception date.  The graph does not reflect any future performance.

HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

The S&P 500 Total Return Index is a broad-based measurement of changes in stock market conditions based on a capitalization-weighted average of 500 leading companies representing all major industries in the U.S. economy.  It is not possible to invest directly in an index.

Class N

Growth of $10,000 Investment

*	Inception Date

William Blair Directional Multialternative Fund
Investment Highlights (Continued)
(Unaudited)

Class I

Growth of $500,000 Investment

*	Inception Date

Institutional Class

Growth of $5,000,000 Investment

*	Inception Date

William Blair Directional Multialternative Fund

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 55.51%

Automobiles & Components – 2.79%
American Axle & Manufacturing Holdings, Inc. (a)(b)	27,970	$697,012
Bridgestone Corp. (b)(c)	5,000	191,805
General Motors Co. (b)	21,295	794,516
Mazda Motor Corp. (b)(c)	20,000	428,733
Nissan Motor Co. Ltd. (b)(c)	20,000	210,707
Tesla Motors, Inc. (a)(b)	671	136,441
Toyo Tire & Rubber Co. Ltd. (b)(c)	1,500	33,955
Toyota Motor Corp. (b)(c)	9,000	608,348
TRW Automotive Holdings Corp. (a)(b)	2,491	259,662
Winnebago Industries, Inc. (b)	13,590	315,424
		3,676,603

Banks – 8.57%
American National Bankshares, Inc. (b)	1,750	39,532
Bank of America Corp. (b)	31,810	502,916
BankUnited, Inc. (b)	17,847	578,421
Boston Private Financial Holdings, Inc. (b)	24,776	310,939
BSB Bancorp, Inc. (a)(b)	7,117	135,508
Cheviot Financial Corp. (b)	3,228	47,258
Citigroup, Inc. (b)	31,280	1,639,698
Eastern Virginia Bankshares, Inc. (a)(b)	12,579	78,367
Enterprise Financial Services Corp. (b)	8,322	167,439
Essent Group Ltd. (a)(b)(c)	5,783	134,281
First Community Bancshares, Inc. (b)	5,010	80,561
First Republic Bank (b)	5,817	331,569
HomeStreet, Inc. (a)(b)	19,068	329,876
HomeTrust Bancshares, Inc. (a)(b)	7,771	122,626
Iberiabank Corp.	4,309	271,984
JPMorgan Chase & Co. (b)	23,711	1,453,010
Ladder Capital Corp. (a)(b)	18,135	333,684
Lakeland Bancorp, Inc. (b)	9,746	105,939
Middleburg Financial Corp. (b)	2,124	38,869
Mitsubishi UFJ Financial Group, Inc. (b)(c)	115,000	748,990
Nationstar Mortgage Holdings, Inc. (a)(b)	10,772	287,074
Opus Bank (b)	5,675	165,313
Pacific Continental Corp. (b)	6,022	81,839
Peoples Bancorp of North Carolina, Inc. (b)	5,358	99,418
Provident Financial Holdings, Inc. (b)	14,193	217,863
Radian Group, Inc. (b)	8,674	137,136
Seacoast Banking Corp. of Florida (a)(b)	26,275	346,830
Shinsei Bank Ltd. (b)(c)	120,000	230,782
SI Financial Group Inc. (b)	6,938	82,423
Square 1 Financial, Inc. (a)(b)	25,002	692,055
SVB Financial Group (a)(b)	4,321	531,051
TCF Financial Corp.	14,004	219,723
Westfield Financial, Inc. (b)	10,798	78,070

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 55.51% (Continued)

Banks – 8.57% (Continued)
Yadkin Financial Corp. (a)(b)	12,772	$245,861
Zions Bancorporation (b)	16,158	431,984
		11,298,889

Capital Goods – 1.93%
Cummins, Inc. (b)	2,195	312,195
Eaton Corp. PLC (b)(c)	5,666	402,343
Exelis, Inc. (b)	10,122	244,952
HD Supply Holdings, Inc. (a)(b)	18,120	534,631
Navistar International Corp. (a)(b)	9,378	272,994
Neff Corp. (a)(b)	12,650	132,192
Stock Building Supply Holdings, Inc. (a)(b)	30,380	471,801
United Rentals, Inc. (a)(b)	824	76,681
Wabash National Corp. (a)(b)	6,612	96,866
		2,544,655

Commercial & Professional Services – 2.03%
Atento SA (a)(b)(c)	5,379	61,966
Edenred (b)(c)	10,688	291,166
Equifax, Inc. (b)	5,545	517,737
Experian PLC (b)(c)	15,539	286,764
Huron Consulting Group, Inc. (a)(b)	5,720	381,238
ManpowerGroup, Inc. (b)	3,851	309,851
Robert Half International, Inc. (b)	4,626	286,627
SThree PLC (b)(c)	40,340	205,677
Verisk Analytics, Inc. (a)(b)	1,152	82,725
WageWorks, Inc. (a)(b)	3,883	223,078
West Corp. (b)	824	28,140
		2,674,969

Computer and Electronic Product Manufacturing – 0.17%
SK Hynix, Inc. – ADR (a)(b)(d)	5,188	220,273

Consumer Durables & Apparel – 3.98%
Beazer Homes USA, Inc. (a)(b)	25,989	442,853
Brookfield Residential Properties, Inc. (a)(b)(c)	11,128	269,298
Century Communities, Inc. (a)(b)	4,146	76,908
DR Horton, Inc. (b)	16,695	455,940
G-III Apparel Group Ltd. (a)(b)	2,545	267,810
Gildan Activewear, Inc. (b)(c)	4,890	297,410
GoPro, Inc. (a)(b)	2,100	88,158
Kate Spade & Co. (a)(b)	9,386	323,348
KB Home (b)	15,180	211,761
Michael Kors Holdings, Ltd. (a)(b)(c)	2,788	187,939
NIKE, Inc. (b)	2,035	197,639
PVH Corp. (b)	1,862	198,359
Steven Madden Ltd. (a)(b)	4,055	148,048

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 55.51% (Continued)

Consumer Durables & Apparel – 3.98% (Continued)
TRI Pointe Homes, Inc. (a)(b)	26,106	$414,563
UCP, Inc. (a)(b)	39,925	363,318
WCI Communities, Inc. (a)(b)	42,420	1,014,686
William Lyon Homes (a)(b)	12,815	290,772
		5,248,810

Consumer Services – 1.41%
Accordia Golf Trust (a)(b)(c)	1,460,500	825,172
H&R Block, Inc. (b)	6,828	233,176
International Game Technology (b)	31,680	565,171
Morgans Hotel Group Co. (a)(b)	29,484	228,796
		1,852,315

Diversified Financials – 6.21%
Ally Financial, Inc. (a)(b)	38,211	794,025
American Express Co. (b)	2,805	228,860
Ashford, Inc. (a)(b)	643	88,740
Capital One Financial, Corp. (b)	13,337	1,049,755
Cowen Group, Inc. (a)	43,088	227,936
Discover Financial Services (b)	16,115	982,693
E*TRADE Financial Corp. (a)(b)	21,275	553,895
GFI Group, Inc. (b)	12,651	77,045
ING Groep NV (a)(b)(c)	20,000	296,662
Morgan Stanley (b)	15,005	537,029
MSCI, Inc. (b)	4,966	278,642
Mulpha International BHD (a)(b)(c)	6,780,300	714,827
Navient Corp. (b)	9,485	202,979
Nelnet, Inc. (b)	15,716	732,680
SLM Corp. (b)	9,480	89,776
State Street Corp. (b)	7,790	579,965
Synchrony Financial (a)(b)	16,590	530,050
The Goldman Sachs Group, Inc. (b)	1,180	223,952
		8,189,511

Energy – 1.30%
Dresser-Rand Group, Inc. (a)(b)	6,846	557,196
Emerald Oil, Inc. (a)(b)	25,100	27,861
Eurasia Drilling Co. Ltd. (b)(c)	21,755	385,063
Talisman Energy, Inc. (b)(c)	95,773	745,114
		1,715,234

Food & Staples Retailing – 0.44%
SUPERVALU, Inc. (a)(b)	58,270	575,708

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 55.51% (Continued)

Food, Beverage & Tobacco – 0.45%
Cranswick PLC (b)(c)	5,039	$111,558
Greencore Group PLC (b)(c)	16,422	85,421
Lorillard, Inc. (b)	5,693	389,515
		586,494

Health Care Equipment & Services – 2.36%
Boston Scientific Corp. (a)(b)	27,225	460,103
Centene Corp. (a)(b)	13,164	809,059
HCA Holdings, Inc. (a)(b)	4,185	299,395
IMS Health Holdings, Inc. (a)(b)	3,563	93,778
Kindred Healthcare, Inc. (b)	29,920	634,902
Laboratory Corp. America Holdings (a)(b)	1	79
Molina Healthcare, Inc. (a)(b)	3,533	225,017
Quest Diagnostics, Inc. (b)	7,665	537,623
Sorin SpA (a)(b)	15,540	50,065
		3,110,021

Materials – 1.46%
Boise Cascade Co. (a)(b)	6,076	216,366
Louisiana-Pacific Corp. (a)(b)	36,770	618,839
Mount Gibson Iron Ltd. (b)(c)	500,000	97,457
Nippon Steel & Sumitomo Metal Corp. (b)(c)	170,000	451,996
Vulcan Materials Co. (b)	6,476	537,508
		1,922,166

Media – 1.39%
IMAX Corp. (a)(b)(c)	5,789	202,441
Markit Ltd. (a)(b)(c)	6,721	179,115
Sky PLC (b)(c)	4,108	63,069
The Walt Disney Co. (b)	1,598	166,320
Time Warner Cable, Inc. (b)	7,951	1,224,851
		1,835,796

Pharmaceuticals, Biotechnology & Life Sciences – 2.67%
Allergan, Inc. (b)	7,417	1,726,233
Hospira, Inc. (a)(b)	4,650	407,061
Myriad Genetics, Inc. (a)(b)	7,203	245,406
Pfizer, Inc. (b)	16,607	569,952
Salix Pharmaceuticals, Inc. (a)(b)	3,668	576,610
		3,525,262

Real Estate – 1.96%
CA Immobilien Anlagen AG (b)(c)	22,870	466,544
Jowa Holdings Co. Ltd. (b)(c)	13,000	447,723
Realogy Holdings Corp. (a)(b)	9,156	421,176
The Howard Hughes Corp. (a)(b)	2,626	393,348
Tokyo Tatemono Co. Ltd. (b)(c)	115,000	854,205
		2,582,996

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 55.51% (Continued)

Retailing – 2.39%
Amazon.com, Inc. (a)(b)	732	$278,277
Burlington Stores, Inc. (a)(b)	3,083	171,322
DSW, Inc. (b)	7,740	291,721
Expedia, Inc. (b)	937	85,970
Foot Locker, Inc. (b)	3,855	216,535
Hudson’s Bay Co. (a)(b)(c)	4,000	89,913
Macy’s, Inc. (b)	3,353	213,653
Netflix, Inc. (a)(b)	215	102,106
Orbitz Worldwide, Inc. (a)(b)	76,372	884,388
Staples, Inc. (b)	8,293	139,032
TripAdvisor, Inc. (a)(b)	2,438	217,592
Wayfair, Inc. (a)(b)	19,504	455,418
		3,145,927

Semiconductors & Semiconductor Equipment – 1.58%
Applied Materials, Inc. (b)	10,041	251,527
Applied Micro Circuits Corp. (a)(b)	10,478	57,000
First Solar, Inc. (a)	1,800	107,541
Freescale Semiconductor Ltd. (a)(b)(c)	9,654	348,606
Intel Corp. (b)	4,146	137,854
NXP Semiconductors NV (a)(b)(c)	2,098	178,110
Sino-American Silicon Products, Inc. (b)(c)	30,000	48,509
Sumco Corp. (b)(c)	7,800	156,828
SunEdison Semiconductor Ltd. (a)(b)(c)	1,600	38,496
Tokyo Electron Ltd. – ADR (a)(b)	39,717	752,637
		2,077,108

Software & Services – 7.35%
Accenture PLC (b)(c)	4,484	403,695
Activision Blizzard, Inc. (b)	4,721	110,094
Adobe Systems, Inc. (a)(b)	1,394	110,265
Akamai Technologies, Inc. (a)(b)	3,670	255,102
Alibaba Group Holdings Ltd. – ADR (a)(b)	1,711	145,640
Alliance Data Systems Corp. (a)(b)	863	240,354
Automatic Data Processing, Inc. (b)	5,224	464,100
Baidu, Inc. – ADR (a)(b)	620	126,325
Bankrate, Inc. (a)(b)	5,490	70,052
Benefitfocus, Inc. (a)(b)	4,167	135,678
Cardtronics, Inc. (a)(b)	7,128	260,814
Cognizant Technology Solutions Corp. – Class A (a)(b)	5,802	362,538
CoStar Group, Inc. (a)(b)	834	166,099
eBay, Inc. (a)(b)	4,573	264,822
EPAM Systems, Inc. (a)(b)	2,929	180,661
EVERTEC, Inc. (b)(c)	9,941	207,270
ExlService Holdings, Inc. (a)(b)	15,925	555,782
FactSet Research Systems, Inc. (b)	641	99,708
FleetMatics Group PLC (a)(b)(c)	6,348	261,601

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 55.51% (Continued)

Software & Services – 7.35% (Continued)
Forrester Research, Inc. (b)	4,091	$153,903
Gartner, Inc. (a)(b)	602	50,032
Genpact Ltd. (a)(b)(c)	26,722	593,763
Global Payments, Inc. (b)	3,303	303,414
Google, Inc. – Class A (a)(b)	228	127,315
Google, Inc. – Class C (a)(b)	178	100,148
GrubHub, Inc. (a)(b)	730	30,667
Guidewire Software, Inc. (a)(b)	1,140	63,452
Heartland Payment Systems, Inc. (b)	8,567	420,040
HomeAway, Inc. (a)(b)	6,373	197,531
Intuit, Inc. (b)	3,302	322,374
Just Eat PLC (a)(b)(c)	11,346	62,829
LendingClub Corp. (a)(b)	12,629	257,253
Marketo, Inc. (a)(b)	2,775	77,561
Microsoft Corp. (b)	4,399	192,896
Qihoo 360 Technology Co. Ltd. – ADR (a)(b)	845	38,642
Red Hat, Inc. (a)(b)	1,651	114,117
salesforce.com, Inc. (a)(b)	1,158	80,342
UBISOFT Entertainment (a)(b)(c)	2,818	51,697
Vantiv, Inc. (a)(b)	7,233	267,549
VeriFone Systems, Inc. (a)(b)	5,146	181,088
Verint Systems, Inc. (a)(b)	2,971	180,860
VeriSign, Inc. (a)(b)	2,525	161,651
Visa, Inc. (b)	2,009	545,062
WEX, Inc. (a)(b)	4,079	436,412
Xoom Corp. (a)(b)	7,215	123,016
Yelp, Inc. (a)(b)	2,665	127,920
		9,682,134

Technology Hardware & Equipment – 1.91%
Apple, Inc. (b)	5,188	666,451
Arista Networks, Inc. (a)(b)	1,600	110,736
Ciena Corp. (a)(b)	14,860	310,871
Cisco Systems, Inc. (b)	10,200	301,002
F5 Networks, Inc. (a)(b)	529	62,483
Hewlett-Packard Co. (b)	2,603	90,689
Lenovo Group Ltd. (b)(c)	75,000	115,534
Nimble Storage, Inc. (a)(b)	5,136	129,735
Radware Ltd. (a)(b)(c)	5,700	121,068
Sonus Networks, Inc. (a)(b)	10,885	185,698
TE Connectivity Ltd. (b)(c)	3,651	263,347
Western Digital Corp. (b)	1,527	163,358
		2,520,972

Telecommunication Services – 0.18%
Koninkliike KPN NV (b)(c)	39,294	133,932
Level 3 Communications, Inc. (a)(b)	939	50,574

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 55.51% (Continued)

Telecommunication Services – 0.18% (Continued)
Sprint Corp. (a)(b)	9,965	$51,021
		235,527

Transportation – 2.98%
Avis Budget Group, Inc. (a)(b)	11,477	695,736
Delta Air Lines, Inc. (b)	7,470	332,564
Hertz Global Holdings, Inc. (a)(b)	25,042	577,719
Irish Continental Group PLC (b)(c)	108,894	426,500
Japan Airlines Co. Ltd. (b)(c)	25,000	769,923
Ryder Systems, Inc. (b)	4,952	465,438
Spirit Airlines, Inc. (a)(b)	3,482	270,830
XPO Logistics, Inc. (a)(b)	8,890	392,494
		3,931,204
TOTAL COMMON STOCKS (Cost $69,001,777)		73,152,574

	Principal
	Amount

CONVERTIBLE BONDS – 0.16%

Real Estate – 0.16%
American Realty Capital Properties, Inc. (b)
3.750%, 12/15/2020	$215,000	202,773
TOTAL CONVERTIBLE BONDS (Cost $194,934)		202,773

CORPORATE BONDS – 3.40%
NBG Finance PLC
4.375%, 04/30/2019 (b)(c)	600,000	490,092
Novo Banco SA
2.625%, 05/08/2017 (b)(c)	300,000	330,945
3.500%, 01/02/2043 (c)	400,000	383,528
3.500%, 02/19/2043 (b)(c)	500,000	482,422
Raiffeisen Bank International AG
6.000%, 10/16/2023 (b)(c)	500,000	457,454
4.500%, 02/21/2025 (b)(c)	900,000	750,319
Royal Bank of Scotland Group PLC
5.250%, 06/30/2049 (b)(c)	500,000	560,571
Scientific Games International, Inc.
6.625%, 05/15/2021 (b)	445,000	339,869
Societe Generale SA
6.750%, 04/07/2049 (b)(c)(e)	600,000	689,736
TOTAL CORPORATE BONDS (Cost $4,358,766)		4,484,936

FOREIGN GOVERNMENT NOTES/BONDS – 0.10%
Hellenic Republic Government Bond
2.000%, 02/24/2027 (b)(c)	200,000	130,779
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $124,658)		130,779

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Value

MUTUAL FUNDS – 9.63%

Diversified Financials – 0.82%
American Capital Ltd. (a)(b)	73,958	$1,079,787

Funds, Trusts, and Other Financial Vehicles – 8.81%
William Blair Macro Allocation Fund (b)	903,625	11,611,580
TOTAL MUTUAL FUNDS (Cost $12,890,363)		12,691,367

	Contracts

PURCHASED OPTIONS – 0.04%

Call Options – 0.04%
Beazer Homes USA, Inc.
Expiration: May 2015, Exercise Price $19.00	49	2,940
Chicago Board Options Exchange SPX Volatility Index
Expiration: March 2015, Exercise Price $17.00	95	8,550
KB Home
Expiration: April 2015, Exercise Price $15.00	593	21,941
Kindred Healthcare, Inc.
Expiration: May 2015, Exercise Price $25.00	97	3,395
Orbitz Worldwide, Inc.
Expiration: May 2015, Exercise Price $12.00	448	2,240
Expiration: August 2015, Exercise Price $12.00	491	4,910
Salix Pharmaceuticals, Inc.
Expiration: April 2015, Exercise Price $150.00	13	10,400
Stock Building Supply Holdings, Inc.
Expiration: April 2015, Exercise Price $20.00	167	1,670
TOTAL PURCHASED OPTIONS (Cost $80,834)		56,046

	Shares

REAL ESTATE INVESTMENT TRUSTS – 2.07%

Real Estate – 2.07%
Campus Crest Communities, Inc. (b)	10,772	83,914
Colony Financial, Inc. (b)	28,210	711,174
Great Ajax Corp. (a)(b)	30,700	432,870
Hulic Reit, Inc. (b)(c)	312	473,922
Invesco Office J-Reit, Inc. (b)(c)	230	226,080
Kenedix Retail REIT Corp. (b)(c)	351	802,789
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,652,382)		2,730,749

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Value

MONEY MARKET FUNDS – 12.25%

Money Market Fund – 12.25%
Fidelity Institutional Money Market Fund –
Government Portfolio, 0.010% (b)(e)	16,147,849	$16,147,849
TOTAL MONEY MARKET FUNDS (Cost $16,147,849)		16,147,849
Total Investments (Cost $105,451,563) – 83.16%		109,597,073
Other Assets in Excess of Liabilities – 16.84%		22,189,269
TOTAL NET ASSETS – 100.00%		$131,786,342

(a)	Non-income producing security.
(b)	All of a portion of this security is pledged as collateral for written options, futures, forwards and securities sold short.
(c)	Foreign issued security.
(d)	Restricted security.
(e)	Variable rate security. The rate shown is as of February 28, 2015.
ADR – American Depositary Receipt

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by William Blair & Company.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Securities Sold Short

February 28, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT

EQUITIES
Actavis PLC (a)	(2,732)	$(795,995)
Alaska Air Group, Inc.	(900)	(57,285)
American Realty Capital Properties, Inc. (b)(c)	(8,614)	(203,118)
ANA Holdings, Inc. (a)	(200,000)	(543,217)
Applied Materials, Inc.	(32,254)	(807,962)
Associated Banc-Corp.	(14,879)	(277,345)
Bed Bath & Beyond, Inc.	(2,000)	(149,320)
BofI Holding, Inc.	(560)	(49,504)
Buffalo Wild Wings, Inc.	(800)	(152,896)
Comcast Corp.	(22,859)	(1,357,367)
Comerica, Inc.	(4,955)	(226,840)
Commonwealth Bank of Australia (a)	(5,000)	(358,693)
Consumer Staples Select Sector SPDR Fund (d)	(16,425)	(821,414)
Cyberonics, Inc.	(733)	(50,211)
Eisai Co. Ltd. (a)	(6,000)	(313,328)
Expedia, Inc.	(3,854)	(353,605)
First Horizon National Corp.	(15,296)	(218,580)
Fukuoka Financial Group, Inc. (a)	(103,000)	(552,813)
Harris Corp.	(1,038)	(80,632)
Inpex Corp. (a)	(15,100)	(178,481)
iShares Core S&P Small-Cap ETF (d)	(9,211)	(1,073,818)
iShares Global Utilities ETF (d)	(3,186)	(152,705)
iShares MSCI Taiwan ETF (d)	(12,796)	(204,608)
iShares MSCI Emerging Markets ETF (d)	(2,452)	(99,772)
iShares MSCI Finland Capped ETF (d)	(6,028)	(207,966)
iShares North American Tech-Software ETF (d)	(2,341)	(230,120)
iShares PHLX Semiconductor ETF (d)	(8,400)	(813,624)
iShares Russell 2000 ETF (d)	(7,494)	(918,390)
iShares Russell 2000 Growth ETF (d)	(5,891)	(878,643)
iShares Russell Mid-Cap Growth ETF (d)	(490)	(48,000)
iShares S&P Small-Cap 600 Growth ETF (d)	(377)	(48,139)
iShares U.S. Consumer Goods ETF (d)	(1,275)	(137,496)
iShares U.S. Technology ETF (d)	(5,500)	(597,960)
iShares U.S. Telecommunications ETF (d)	(9,600)	(295,872)
Kintetsu Corp. (a)	(100,000)	(388,229)
Lincoln National Corp.	(3,447)	(198,685)
Micron Technology, Inc.	(11,430)	(350,558)
NBT Bancorp, Inc.	(5,105)	(122,571)
New York Community Bancorp, Inc.	(26,411)	(438,686)
Office Depot, Inc.	(37,902)	(355,142)
Paychex, Inc.	(4,565)	(227,497)
Peoples United Financial, Inc.	(19,900)	(301,087)
PowerShares Dynamic Retail Portfolio (d)	(5,534)	(222,117)
Rayonier, Inc. (b)	(17,109)	(468,958)
Reynolds American, Inc.	(1,656)	(125,227)
SPDR S&P 500 ETF Trust (d)	(31,287)	(6,590,920)
SPDR S&P Transportation ETF (d)	(1,656)	(178,384)

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Securities Sold Short (Continued)

February 28, 2015 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (Continued)

EQUITIES (Continued)
Sprouts Farmers Market, Inc.	(11,330)	$(417,058)
State Street Corp.	(2,801)	(208,534)
STERIS Corp.	(6,210)	(400,669)
The Bank of New York Mellon Corp.	(5,386)	(210,808)
The Hain Celestial Group, Inc.	(4,763)	(297,830)
The Priceline Group, Inc.	(311)	(384,856)
TonenGeneral Sekiyu KK (a)	(60,000)	(566,950)
US Bancorp	(13,039)	(581,669)
Vanguard Consumer Staples ETF (d)	(2,036)	(262,033)
Vanguard Small-Cap Growth ETF (d)	(188)	(24,861)
Washington Federal, Inc.	(10,072)	(212,721)
Wells Fargo & Company	(10,772)	(590,197)
Whole Foods Market, Inc.	(1,888)	(106,653)
TOTAL EQUITIES (Proceeds $26,210,965)		(27,488,619)

	Principal
	Amount
CORPORATE BONDS
The Hertz Corp.
7.375%, 01/15/2021	$(107,000)	(113,153)
6.250%, 10/15/2022	(107,000)	(111,815)
TOTAL CORPORATE BONDS (Proceeds $218,548)		(224,968)
TOTAL SECURITIES SOLD SHORT (Proceeds $26,429,513)		$(27,713,587)

(a)	Foreign issued security.
(b)	Real estate investment trusts.
(c)	Preferred-stock.
(d)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Options Written

February 28, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
Salix Pharmaceuticals, Inc.
Expiration: April 2015, Exercise Price $155.00	(13)	$(4,810)
TOTAL OPTIONS WRITTEN (Premiums Received $3,496)		$(4,810)

Schedule of Open Futures Contracts

February 28, 2015 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
S&P 500 E-mini	(4)	$(420,560)	Mar-15	$(15,785)
TOTAL FUTURES CONTRACTS SOLD		$(420,560)		$(15,785)

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Open Forward Currency Contracts

February 28, 2015 (Unaudited)

Purchase Contracts:

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Feb. 28,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2015	Delivered	Date	(Depreciation)
Morgan Stanley & Co., Inc.	500,000	3/16/15	EUR	559,645	USD	568,250	$(8,605)
TOTAL PURCHASE CONTRACTS							$(8,605)

Sale Contracts:

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Feb. 28,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2015	Delivered	Date	(Depreciation)
Morgan Stanley & Co., Inc.	(500,000)	4/30/15	USD	(389,277)	AUD	(406,250)	$16,973
Morgan Stanley & Co., Inc.	(1,430,000)	5/29/15	USD	(1,602,098)	EUR	(1,626,393)	24,295
Morgan Stanley & Co., Inc.	(700,000)	3/16/15	USD	(783,503)	EUR	(868,210)	84,707
Morgan Stanley & Co., Inc.	(1,850,000)	4/30/15	USD	(2,071,829)	EUR	(2,099,512)	27,683
Morgan Stanley & Co., Inc.	(1,300,000)	6/26/15	USD	(1,457,156)	EUR	(1,461,012)	3,856
Morgan Stanley & Co., Inc.	(400,000)	5/5/15	USD	(617,245)	GBP	(615,820)	(1,425)
Morgan Stanley & Co., Inc.	(810,000,000)	4/30/15	USD	(6,777,107)	JPY	(6,868,847)	91,740
Morgan Stanley & Co., Inc.	(50,000,000)	5/29/15	USD	(418,478)	JPY	(425,170)	6,692
Morgan Stanley & Co., Inc.	(2,025,000)	5/29/15	USD	(557,405)	MYR	(555,358)	(2,047)
Morgan Stanley & Co., Inc.	(900,000)	4/30/15	USD	(659,320)	SGD	(667,530)	8,210
TOTAL SALES CONTRACTS							$260,684

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Total Return Swaps

February 28, 2015 (Unaudited)

	Pay/
	Receive
	Total
	Return on					Unrealized
	Reference	Financing	Termination	Notional	Number	Appreciation
Reference Entity (a)	Entity	Rate	Date	Amount	of Units	(Depreciation)
Advanced Computer
Software Group	Pay	1.155%	11/16/16	$53,761	24,766	$(327)
AT&T, Inc.	Receive	-0.340%	11/16/16	(599,825)	(17,616)	(8,984)
Aviva PLC	Receive	-0.700%	11/16/16	(372,719)	(44,109)	7,558
Axis Communications AB	Pay	0.621%	11/16/16	63,390	1,556	(203)
Baker Hughes, Inc.	Pay	0.772%	11/16/16	431,756	6,850	(3,562)
Ball Corporation	Receive	0.006%	11/16/16	(35,917)	(495)	421
BCE, Inc.	Receive	-0.450%	11/16/16	(181,249)	(4,101)	1,771
BHP Billiton PLC	Receive	0.094%	11/27/16	(352,203)	(15,000)	(22,159)
Catlin Group Ltd.	Pay	1.155%	11/16/16	49,256	4,653	(125)
CSR PLC	Pay	0.892%	11/16/16	595,763	44,282	(4,641)
Deutsche Annington Immobilie SE	Pay	0.651%	11/16/16	136,431	2,165	(52,948)
Deutsche Annington Immobilie SE	Receive	-0.800%	11/16/16	(83,243)	(2,164)	(215)
Directv Group, Inc. – Class A	Pay	0.772%	11/16/16	1,283,912	14,680	16,735
Dollar Tree, Inc.	Receive	-0.340%	11/16/16	(447,002)	(5,770)	(12,752)
Eltek ASA	Pay	2.050%	11/16/16	85,141	55,636	(1,769)
Family Dollar Stores	Pay	0.772%	11/16/16	1,816,431	23,231	12,777
Friends Life Group Ltd.	Pay	1.155%	11/16/16	384,510	59,606	(6,807)
Glentel, Inc.	Pay	0.600%	11/16/16	310,399	16,500	6,376
Goldcorp, Inc.	Receive	-0.450%	11/16/16	(206,243)	(9,653)	(6,338)
Greene King	Receive	0.841%	11/16/16	(1,051,120)	(77,916)	2,545
Halliburton Co.	Receive	-0.340%	11/16/16	(330,817)	(7,672)	1,381
Hudson’s Bay Co.	Pay	0.600%	11/16/16	56,843	3,200	15,087
Jazztel	Pay	0.651%	11/16/16	889,028	62,736	(12,115)
Kabel Deutschland Holding AG	Pay	0.651%	11/16/16	203,726	1,444	(3,176)
Media General, Inc.	Pay	0.772%	11/16/16	762,309	45,511	(83,740)
New Britain Palm Oil Ltd.	Pay	1.155%	11/16/16	563,402	50,729	(3,427)
Nutreco NV	Pay	0.651%	11/16/16	573,573	11,169	(9,657)
Optos PLC	Pay	1.155%	11/16/16	26,062	4,942	—
Platinum Underwriter Holdings Ltd.	Pay	0.772%	11/16/16	229,200	3,000	(150)
Probe Mines Limited	Pay	0.600%	11/16/16	208,694	55,000	8,649
Renaissance Holdings Ltd.	Receive	-0.340%	11/16/16	(91,446)	(888)	399
Rexam PLC	Pay	1.155%	11/16/16	93,523	10,829	(634)
Spirit Pub Co. PLC	Pay	1.155%	11/16/16	1,084,835	589,372	680
STERIS Corp.	Receive	-0.226%	11/16/16	(158,302)	(2,422)	2,035
Synergy Health PLC	Pay	0.906%	11/16/16	742,449	22,225	(11,600)
Toll Holdings Ltd.	Pay	2.845%	11/16/16	124,925	17,802	(798)
TRW Inc.	Pay	0.772%	11/16/16	1,149,519	11,016	(1,211)
XL Group PLC	Receive	-0.006%	11/16/16	(21,592)	(605)	(309)
TOTAL NET UNREALIZED APPRECIATION (DEPRECIATION) ON TOTAL RETURN SWAPS						$(171,233)

(a)	Morgan Stanley & Co., Inc. is the counterparty for these open total return swaps.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Assets and Liabilities

February 28, 2015 (Unaudited)

ASSETS
Investments, at value (cost $105,451,563)	$109,597,073
Cash	211,886
Foreign Currency, at value (cost $435,001)	447,849
Receivables:
Investments sold	1,594,098
Fund shares sold	18,104,991
Swap Contracts	78,717
Dividends and interest	150,353
Unrealized appreciation on open swap contracts	76,414
Unrealized appreciation on forward currency contracts	264,156
Variation margin on futures contracts	4,860
Deposits at brokers for derivative instruments(1)	31,865,521
Other assets	3,505
TOTAL ASSETS	162,399,423

LIABILITIES
Written options, at value (premiums received $3,496)	4,810
Securities sold short, at value (proceeds received $26,429,513)	27,713,587
Payables:
Investments purchased	2,196,929
Fund shares redeemed	202,703
Currency Payable	4,280
To affiliates	34,591
To distributor	146
To adviser	117,907
Dividends and interest on short positions	26,675
Swap dividend and interest payable	962
Unrealized depreciation on open swap contracts	247,647
Unrealized depreciation on forward currency contracts	12,077
Accrued expenses and other liabilities	50,767
TOTAL LIABILITIES	30,613,081
NET ASSETS	$131,786,342

Net assets consist of:
Paid-in capital	$128,143,751
Accumulated net investment loss	(290,445)
Accumulated Undistributed net realized gain	822,414
Net unrealized appreciation (depreciation) on:
Investments	4,170,298
Futures contracts	(15,785)
Swap contracts	(171,233)
Forward currency contracts	252,079
Securities sold short	(1,284,074)
Foreign currency translation	185,439
Purchased options	(24,788)
Written options	(1,314)
NET ASSETS	$131,786,342

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Assets and Liabilities (Continued)

February 28, 2015 (Unaudited)

Class I
Net assets	$997,864
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	96,586
Net asset value, minimum offering, and redemption price per share	$10.33
Institutional Class
Net assets	$130,553,497
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	12,637,120
Net asset value, offering, and redemption price per share	$10.33
Class N
Net assets	$234,981
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	22,752
Net asset value, offering, and redemption price per share	$10.33

(1)	Serves as collateral for securities sold short and derivative instruments including forwards, futures, swaps and options.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Operations

For the Period Ended February 28, 2015 (Unaudited)

INVESTMENT INCOME
Dividend income(1)	$658,988
Interest income	43,923
TOTAL INVESTMENT INCOME	702,911

EXPENSES
Management fees	524,512
Dividend expense	138,969
Administration and accounting fees	49,085
Federal and state registration fees	24,708
Custody fees	18,255
Transfer agent fees and expenses	17,349
Legal fees	13,533
Chief Compliance Officer fees	9,931
Audit and tax fees	8,919
Reports to shareholders	5,395
Interest expense	4,130
Trustees’ fees	2,090
Distribution fees – Class N	146
Other expenses	3,180
TOTAL EXPENSES	820,202
Less waivers and reimbursement by Adviser (Note 4)	(60,479)
Less fees waived by Adviser (Note 5)	(26,402)
NET EXPENSES	733,321
NET INVESTMENT LOSS	(30,410)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	753,744
Futures contracts	754
Swap contracts	27,543
Forward currency contracts	430,476
Securities sold short	(315,909)
Foreign currency translation	(17,551)
Purchased options	(60,370)
Written options	3,727
822,414
Net change in unrealized appreciation (depreciation) on:
Investments	4,170,298
Futures contracts	(15,785)
Swap contracts	(171,233)
Forward currency contracts	252,079
Securities sold short	(1,284,074)
Foreign currency translation	185,439
Purchased options	(24,788)
Written options	(1,314)
3,110,622
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	3,933,036
NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,902,626

(1)	Net of $3,397 in foreign withholding taxes and issuance fees.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Changes in Net Assets

Period Ended
February 28, 2015(1)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(30,410)
Net realized gain (loss) on:
Investments	753,744
Futures contracts	754
Swap contracts	27,543
Forward contracts	430,476
Securities sold short	(315,909)
Foreign currency translation	(17,551)
Purchased options	(60,370)
Written options	3,727
Net change in unrealized appreciation (depreciation) on:
Investments	4,170,298
Futures contracts	(15,785)
Swap contracts	(171,233)
Forward contracts	252,079
Securities sold short	(1,284,074)
Foreign currency translation	185,439
Purchased options	(24,788)
Written options	(1,314)
Net increase in net assets from operations	3,902,626

FROM DISTRIBUTIONS
Net investment income – Class I	(2,223)
Net investment income – Institutional Class	(257,388)
Net investment income – Class N	(424)
Net decrease in net assets resulting from distributions paid	(260,035)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Class I	990,850
Net asset value of shares issued to shareholders
in payment of distributions declared – Class I	1,983
Payments for shares redeemed – Class I	(25,260)
Proceeds from shares sold – Institutional Class	128,272,685
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	112,780
Payments for shares redeemed – Institutional Class	(1,437,649)
Proceeds from shares sold – Class N	228,148
Net asset value of shares issued to shareholders
in payment of distributions declared – Class N	214
Net increase in net assets from capital share transactions	128,143,751
TOTAL INCREASE IN NET ASSETS	131,786,342

NET ASSETS:
Beginning of Period	—
End of Period	$131,786,342
ACCUMULATED NET INVESTMENT LOSS	$(290,445)

(1)	The Fund commenced operations on November 7, 2014.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Financial Highlights – Class N

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28, 2015(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized gain on investments and foreign currency	0.38
Total from investment operations	0.35

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)

Net Asset Value, End of Period	$10.33

Total Return(3)(4)	3.51%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$235

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.77%
Excluding dividend and interest expense on short positions	2.33%
After waivers and reimbursements or recoupment of expenses	2.49%
Excluding dividend and interest expense on short positions	2.05%

Ratio of net investment loss to average net assets:(5)(6)
Before waivers and reimbursements of expenses	(1.29)%
After waivers and reimbursements or recoupment of expenses	(1.02)%

Portfolio turnover rate(4)(7)	49.27%

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Financial Highlights – Class I

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28, 2015(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized gain on investments and foreign currency	0.38
Total from investment operations	0.35

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)

Net Asset Value, End of Period	$10.33

Total Return(3)(4)	3.54%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$998

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.51%
Excluding dividend and interest expense on short positions	2.07%
After waivers and reimbursements or recoupment of expenses	2.24%
Excluding dividend and interest expense on short positions	1.80%

Ratio of net investment loss to average net assets:
Before waivers and reimbursements of expenses(5)(6)	(1.15)%
After waivers and reimbursements or recoupment of expenses	(0.88)%

Portfolio turnover rate(4)(7)	49.27%

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28, 2015(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized gain on investments and foreign currency	0.38
Total from investment operations	0.35

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)

Net Asset Value, End of Period	$10.33

Total Return(3)(4)	3.54%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$130,553

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.51%
Excluding dividend and interest expense on short positions	2.07%
After waivers and reimbursements or recoupment of expenses	2.24%
Excluding dividend and interest expense on short positions	1.80%

Ratio of net investment loss to average net assets:(5)(6)
Before waivers and reimbursements of expenses	(1.15)%
After waivers and reimbursements or recoupment of expenses	(0.88)%

Portfolio turnover rate(4)(7)	49.27%

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund
Notes to Financial Statements
February 28, 2015 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The William Blair Directional Multialternative Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is that it seeks to achieve capital appreciation with moderate volatility and moderate correlation to the broader market.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund commenced operations on November 7, 2014.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities including common stocks, convertible preferred stocks, exchange traded funds and rights, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved Pricing Service (“Pricing Service”) and will generally be classified as Level 2.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean in accordance with prices supported by a Pricing Service. A Pricing Service may use valuation methods such as the the mean between the bid and ask prices.  If the bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations.  The Fund’s Pricing Services use multiple valuation techniques to determine fair value.  In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value.  In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as Level 2.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.  Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2.  Over-the-counter options with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer.  Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These contracts are normally valued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange.  Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service provider using a series of techniques, including simulation pricing models.  The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.  Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts valued at the mean between the bid and asked prices.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs.  If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers.  In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2015:

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

	Level 1	Level 2	Level 3(3)	Total
Assets(1):
Common Stocks	$64,934,412	$8,218,162	$—	$73,152,574
Convertible Bonds	—	202,773	—	202,773
Corporate Bonds	—	4,484,936	—	4,484,936
Foreign Government Notes/Bonds	—	130,779	—	130,779
Mutual Funds	12,691,367	—	—	12,691,367
Purchased Options	51,436	4,610	—	56,046
Real Estate Investment Trusts	2,030,747	700,002	—	2,730,749
Short-Term Investments	16,147,849	—	—	16,147,849
Total Assets	$95,855,811	$13,741,262	$—	$109,597,073

Liabilities:
Securities Sold Short
Common Stock	$(10,576,948)	$(2,901,711)	$—	$(13,478,659)
Corporate Bonds	—	(224,968)	—	(224,968)
Exchange-Traded Funds	(13,806,842)	—	—	(13,806,842)
Preferred Stock	(203,118)	—	—	(203,118)
Total Securities Sold Short	(24,586,908)	(3,126,679)	—	(27,713,587)
Written Options	(4,810)	—	—	(4,810)
Total Liabilities	$(24,591,718)	$(3,126,679)	$—	$(27,718,397)

Other Financial Instruments(2)
Forwards	$—	$252,079	$—	$252,079
Futures	(15,785)	—	—	(15,785)
Swaps	(66,089)	(105,144)	—	(171,233)
Total Other Financial Instruments	$(81,874)	$146,935	$—	$65,061

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are futures contracts, swap contracts and forward currency contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

(3)
The Fund measures Level 3 security as of the beginning and end of each financial reporting period.  For the period ended February 28, 2015, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended February 28, 2015. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

(c)	Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contracts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not
accounted for as	Statement of Assets &		Statement of Assets &
hedging instruments	Liabilities Location	Value	Liabilities Location	Value
Equity Contracts – Options	Investments, at value	$56,046	Written options, at value	$4,810
Equity Contracts – Futures	Net assets –		Net assets –
	Unrealized appreciation*	—	Unrealized depreciation*	15,785
Foreign Exchange	Unrealized appreciation on		Unrealized depreciation on
Contracts – Forwards	forward currency contracts	264,156	forward currency contracts	12,077
Equity Contracts – Swaps	Unrealized appreciation		Unrealized depreciation
	on open swap contracts	76,414	on open swap contracts	247,647
Total		$396,616		$280,319

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period November 7, 2014 through February 28, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Foreign Exchange Contracts	$—	$—	$—	$—	$430,476	$430,476
Equity Contracts	(60,370)	3,727	754	27,543	—	(28,346)
Total	$(60,370)	$3,727	$754	$27,543	$430,476	$402,130

	Change in Unrealized Appreciation or (Depreciation)
	on Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Foreign Exchange Contracts	$—	$—	$—	$—	$252,079	$252,079
Equity Contracts	(24,788)	(1,314)	(15,785)	(171,233)	—	(213,120)
Total	$(24,788)	$(1,314)	$(15,785)	$(171,233)	$252,079	$38,959

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties.  The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The netting arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

The following tables represent the offsetting assets and liabilities as of February 28, 2015:

Assets:
				Gross Amounts
				not offset in the
				Statement of
				Assets and Liabilities
		Gross	Net Amounts
		Amounts	Presented		Cash &
	Gross	Offset in the	in the		Securities
	Amounts of	Statement of	Statement		Collateral
	Recognized	Assets and	of Assets	Financial	Received	Net
	Assets	Liabilities	and Liabilities	Instruments	(Pledged)	Amount
Description
Total Return Swap Contracts	$76,414	$—	$76,414	$(76,414)	$—	$—
Forward Contracts	264,156	—	264,156	(12,077)	(252,079)	—
	$340,570	$—	$340,570	$(88,491)	$(252,079)	$—

Liabilities:
				Gross Amounts
				not offset in the
				Statement of
				Assets and Liabilities
		Gross	Net Amounts
		Amounts	Presented		Cash &
	Gross	Offset in the	in the		Securities
	Amounts of	Statement of	Statement		Collateral
	Recognized	Assets and	of Assets	Financial	Received	Net
	Liabilities	Liabilities	and Liabilities	Instruments	(Pledged)	Amount
Description
Written Options	$4,810	$—	$4,810	$—	$(4,810)	$—
Futures Contracts	15,785	—	15,785	—	(15,785)	—
Total Return Swap Contracts	247,647	—	247,647	(76,414)	(171,233)	—
Forward Contracts	12,077	—	12,077	(12,077)	—	—
	$280,319	$—	$280,319	$(88,491)	$(191,828)	$—

Options

The Fund is subject to equity price risk and foreign currency fluctuations in the normal course of pursuing its investment objectives.  The Fund enters into written call options for speculative purposes and to hedge against changes in the value of equities.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.  The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.  In addition, the Fund enters into purchased put options to hedge against changes in the value of written put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund, as writer of an

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised.  The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Transactions in options written during the period ended February 28, 2015 were as follows:

	Contracts	Premiums
Call Options
Outstanding, beginning of period	—	$—
Options written	157	36,178
Options terminated in closing transactions	(94)	(21,334)
Options exercised	(50)	(11,348)
Options expired	—	—
Outstanding, end of period	13	$3,496

	Contracts	Premiums
Put Options
Outstanding, beginning of period	—	$—
Options written	5	3,727
Options expired	(5)	(3,727)
Outstanding, end of period	—	$—

As of February 28, 2015, the fair value of long positions which served as collateral for call options written was $5,405.

Transactions in purchased options during the period ended February 28, 2015 were as follows:

Contracts
Outstanding, beginning of period	—
Options purchased	3,556
Options terminated in closing transactions	(447)
Options exercised	(54)
Options expired	(1,102)
Outstanding, end of period	1,953

Futures and Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the obligations for futures contracts or the market value of the instrument underlying the contract.  The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets, with a value marked-to-market daily, sufficient to cover its potential obligations.

The average monthly notional amounts during the period were as follows:

	Futures Contracts	Forward Currency Contracts
Long	$—	$139,911
Short	$410,495	$13,575,904

Swap Agreements

The Fund is subject to equity price, foreign exchange rate, credit, and volatility risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes to manage these risks.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss until contracts are closed or payments are received/paid and recognized as income.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  At February 28, 2015, the Fund did not have any deposits with brokers to serve as collateral for swap contracts.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed.  In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers.  Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations.  In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss.

For the year ended February 28, 2015, the Fund recorded net realized gain of $27,543 resulting from swap activity.  The average monthly notional amount of swaps during the year was $14,133,460 for long positions and $3,759,117 for short positions.

(d)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.  Such amounts are recorded on the ex-dividend date as dividend or interest expense.  As collateral for its short positions, the Fund is required under the 1940

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  The segregated assets are valued consistent with Note 2a above.  The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short.  At February 28, 2015, the Fund had deposits with brokers which served as collateral for derivative instruments and securities sold short and unencumbered cash.  The Fund’s deposit with a broker for securities sold short is with Morgan Stanley.

(e)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended February 28, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended February 28, 2015, the Fund did not incur any interest or penalties.  The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

(f)	Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(i)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Rule 12b-1 distribution and service fees are expensed at 0.25% of average daily net assets of the Class N shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(j)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for best tax relief order.  Dividend income and expense, less net foreign withholding tax, are recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.  Payments received on securities in default are recorded as return of capital.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at the annual rate of 1.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through October 30, 2017, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) do not exceed the Expense Limitation Cap as follows:

Class N	Class I	Institutional Class
2.05%	1.80%	1.80%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the waivers per class that occurred during the period ended February 28, 2015.

Class N	Class I	Institutional Class
$115	$510	$59,854

Sub-advisory services are provided to the Fund, pursuant to agreements between the Adviser and the below listed sub-advisers.  Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Buckingham Capital Management, Inc.
Cube Capital LLP
FSI Group LLC
Havens Advisors LLC
Wellington Management Company, LLP

(4)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay William Blair & Company, L.L.C. (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Class N shares, for services to prospective Fund shareholders and distribution of Fund shares.  The Distributor and the Adviser are affiliated companies.  As of and during the period ended February 28, 2015, the Fund accrued and owed expenses related to the 12b-1 Plan as presented in the Statement of Operations and Statement of Assets and Liabilities, respectively, as follows:

	Fees Accrued	Fees Owed
Class N	$146	$146

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  The following table details the fees earned for each service during the year ended February 28, 2015, as well as the fees owed as of February 28, 2015.

	Fees Earned	Fees Owed as of
	During Fiscal Year	February 28, 2015
Administration
and accounting	$49,085	$12,899
Custody	18,255	9,704
Transfer agent	17,349	3,846

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

The Fund also has a line of credit with U.S. Bank (see Note 9).

The Distributor is affiliated with the Adviser.

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended February 28, 2015, the Fund was allocated $9,931 of the Trust’s Chief Compliance Officer fee.  At February 28, 2015, the Fund owed fees of $8,142 to USBFS for Chief Compliance Officer’s services.

The Fund invests in the William Blair Macro Allocation Fund (“Macro Fund,”) which is an investment company sponsored or managed by the Adviser.  To the extent the Fund invests in the Macro Fund or another underlying investment company advised by the Adviser, the Adviser will waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by other William Blair funds in respect of Fund assets so invested. During the period ended February 28, 2015, the Adviser waived $26,402 in advisory fees related to the Fund’s investment in the Macro Fund.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
February 28, 2015(1)
Class N
Shares sold	22,731
Shares redeemed	—
Shares issued to holders in reinvestment of distribution	21
Net increase	22,752

Class I
Shares sold	98,896
Shares redeemed	(2,506)
Shares issued to holders in reinvestment of distribution	196
Net increase	96,586

Institutional Class
Shares sold	12,767,956
Shares redeemed	(141,980)
Shares issued to holders in reinvestment of distribution	11,144
Net increase	12,637,120

(1)	The Fund commenced operations on November 7, 2014.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities sold short and derivative instruments for the Fund for the period ended February 28, 2015 are detailed below.

Purchases
U.S. Government	$—
Other	131,649,281
$131,649,281
Sales
U.S. Government	$—
Other	41,928,147
$41,928,147

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2015, William Blair & Company LLC, for the benefit of its customers, held 43.95% and 100% of Class N shares and Class I shares, respectively. Charles Schwab and Co., Inc. for the benefit of its customers, held 56.05% and 44.92% of Class N shares and Institutional Class shares, respectively. SEI Private Trust Company, for the benefit of its customers, held 54.52% of the Institutional Class shares.

(9)	Line of Credit

The Fund has a line of credit with maximum borrowing for the lesser of 33.33% of the fair value of unencumbered net assets of the Fund or $20,000,000, which expires on August 13, 2015.  This line of credit is intended to provide short-term financing, if necessary, in connection with shareholder redemptions, and subject to certain restrictions and is secured by the Fund’s investments.  Interest will be accrued at the prime rate of 3.25% as of February 28, 2015.  The credit facility is with the Fund’s custodian, U.S. Bank.  During the period ended February 28, 2015, the Fund did not utilize the line of credit.

William Blair Directional Multialternative Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
and Sub-Advisory Agreements

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 28, 2014 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the William Blair Directional Multialternative Fund (the “Fund”), a series of the Trust, and William Blair & Company, L.L.C., the Fund’s investment advisor (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Advisory Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the Advisory Agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Trustees also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the fact that the Fund will benefit from the depth of investment talent and resources provided by the Adviser; (3) the proposed management fee structure under the Advisory Agreement; (4) the fact that the Adviser has agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the October 28, 2014 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Board noted that Mr. John Abunassar and Mr. Peter Carl, each of the Adviser, had attended a meeting of the Board held on June 19, 2014 (the “June 2014 Meeting”) and had provided information concerning the investment process which would be applied to the Fund.  Specifically, Mr. Abunassar and Mr. Carl had reviewed in detail the investment strategy that would be applied by the Adviser in managing a mutual fund, and the established multi-manager, multi-strategy approach that is applied to the Adviser’s existing investment products, which would also be applied to the management of the Fund.

The Trustees noted that at the June 2014 Meeting, Mr. Abunassar had reviewed the background and qualifications of the Adviser’s operations and investment team, including the individuals who would serve as portfolio managers for the Fund, providing due diligence, selection and oversight of the Fund’s sub-advisers and making allocations of the Fund’s assets among the various sub-advisers.  Mr. Abunassar and Mr. Carl had also provided a detailed overview of the advisory firms that had been identified as potential sub-advisers to the Fund, including each potential sub-adviser’s investment strategies, performance and experience.

The Board also noted that at the June 2014 Meeting, Mr. Abunassar had provided information concerning the Adviser’s marketing staff and plans for growth of the Fund during its initial period of operation, as well as a discussion of the Adviser’s compliance program, including Mr. Walter Randall’s qualifications as the Adviser’s chief compliance officer and the process used by the Adviser for oversight of the compliance of sub-advisers.  The Board further noted that the Trust had filed an application for exemptive relief that, once approved by the SEC, would allow the Fund to operate with multiple sub-advisers that could be hired and replaced without obtaining shareholder approval (the “Multi-Manager Structure”).

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at the Adviser who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and its commitment to the growth of Fund assets and the information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser, which were included in the Meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented and/or provided by the Adviser at the June 2014 Meeting.  The

William Blair Directional Multialternative Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
and Sub-Advisory Agreements (Continued)

Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured by the Trust’s CCO that it was compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees then discussed the performance of accounts managed by the Adviser.  The Trustees noted that while the Adviser did not manage any accounts with strategies identical to that of the Fund, the Adviser had provided information regarding the historical performance of its private funds at the June 2014 Meeting.  The Trustees also noted that at the June 2014 Meeting, the Adviser provided information concerning its process for identifying, recommending and monitoring Sub-Advisers for the Fund and for allocating and reallocating assets among the Sub-Advisers consistent with the Fund’s investment objective and strategies.  The Trustees considered the Adviser’s role in assessing each Sub-Adviser’s investment style and historical performance and in allocating the Fund’s assets to each Sub-Adviser on the basis of the particular strategy assigned to it as well as the strategies assigned to other Sub-Advisers for the Fund.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser.  After considering all of the information, the Trustees concluded that the Adviser had the necessary expertise and resources to select and manage qualified Sub-Advisers to provide portfolio management services to the Fund in accordance with the Fund’s investment objective and strategies.  The Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of the Adviser’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Fund, which were distributed at the meeting on October 28, 2014.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Fund relative to a peer group of multi-alternative, multi-manager funds, which were distributed at the Meeting.  The Trustees noted that the funds comprising the peer group were selected by the Adviser, but that the data was compiled by Morningstar Direct.  The Board considered the Fund’s proposed management fee of 1.60%, noting that the fee fell into the third quartile for the peer group, above the peer group average fee of 1.07%, which also fell into the third quartile.  The Board further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 1.80%, 1.80% and 2.05% of the Fund’s average annual assets for Institutional Class shares, Class I shares and Class N shares, respectively.  These contractual operating expense limits put the Fund’s total expense ratio into the third quartile for Institutional Class shares, Class I shares and Class N shares, as compared to the peer group, each above the peer group average (which excludes Rule 12b-1 fees) of 1.72%, which also fell into the third quartile.

The Trustees next considered the overall profitability that may result from the Adviser’s management of the Fund and reviewed the Adviser’s December 31, 2013 audited financial statements.  The Trustees noted that an Adviser client intended to seed the Fund with approximately $175 million in initial capital, but that the Adviser may still need to subsidize the Fund’s operations during the initial start-up period.  The Trustees also examined the level of profits that could be realized by the Adviser from the fees payable under the Advisory Agreement and the expense subsidization anticipated by the Adviser.  In reviewing the Fund’s fees and total expense structure, the Trustees took into account the Fund’s Multi-Manager Structure, noting that the Adviser would pay each of the Sub-Advisers out of its own advisory fees, and that the Fund would not be directly responsible for payment of any sub-advisory fees.

The Trustees concluded that the Fund’s proposed expenses and the advisory fees payable to the Adviser were fair and reasonable in light of the comparative expense information and considering the Multi-Manager Structure.  The Trustees further concluded, based on a pro forma profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

William Blair Directional Multialternative Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
and Sub-Advisory Agreements (Continued)

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fees and expense cap.  With respect to the Adviser’s advisory fee and applicable fee waivers and expense reimbursements, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees next considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement with the Fund as being in the best interests of the Fund and its shareholders.

Basis for Trustees’ Approval of Sub-Advisory Agreements

The Trustees met in person at a meeting held on October 28, 2014 to consider the approval of the sub-advisory agreements (each a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) for the Fund, entered into between the Adviser and each of the following sub-advisers (each a “Sub-Adviser,” and collectively, the “Sub-Advisers”):

•	Buckingham Capital Management, Inc. (“Buckingham”)
•	Cube Capital LLP (“Cube Capital”)
•	FSI Group, LLC (“FSI”)
•	Havens Advisors LLC (“Havens”);
•	and Wellington Management Company LLP (“Wellington”).

In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Sub-Advisory Agreements.  The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreements, due diligence materials prepared by each of Sub-Adviser (including a due diligence questionnaire, Form ADV, bibliographic information of key management and compliance personnel, a compliance program summary and certain specific compliance policies and procedures, including codes of ethics) was prepared by the Adviser summarizing its due diligence process and, review of the Sub-Advisers and other pertinent information.  Based on their evaluation of the information provided by the Adviser and the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreements, each for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Sub-Advisory Agreements and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND

The Trustees considered the nature, extent and quality of services provided by each of Buckingham, Cube Capital, FSI, Havens, and Wellington.

The Trustees considered Buckingham’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of David B. Keidan, Brian Clifford, Jason Cohen, and Yanai A. Frank, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Buckingham, and other key personnel at Buckingham.  The Trustees also considered Cube Capital’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Nick Linnane, Stan Borin and Chrysis Aristidou, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Cube Capital, and other key personnel at Cube Capital.  The Trustees also considered FSI’s responsibilities in its management of Fund assets, as

William Blair Directional Multialternative Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
and Sub-Advisory Agreements (Continued)

well as the qualifications, experience and responsibilities of Steve Stein and John Stein, who would serve as the portfolio managers for the segment of the Fund’s assets managed by FSI, and other key personnel at FSI.  The Trustees also considered Havens’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Nancy E. Havens-Hasty, Abigail Hooper and Steven Schneider, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Havens, and other key personnel at Havens.  The Trustees also considered Wellington’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of John F. Averill and Bruce L. Glazer, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Wellington, and other key personnel at Wellington.

The Trustees also considered information provided by each of Buckingham, Cube Capital, FSI, Havens, and Wellington and included in the Meeting materials, relating to each of their investment objectives and strategies for the Fund, brokerage practices and compliance and risk management programs.  The Trustees also noted any services that extended beyond portfolio management.  The Trustees concluded that Buckingham, Cube Capital, FSI, Havens, and Wellington had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing their duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of investment management services provided by each of Buckingham, Cube Capital, FSI, Havens, and Wellington to the Fund were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS

The Trustees did not consider the performance of the Fund, as it has no performance history.  However, the Trustees reviewed the qualifications, backgrounds and experience of the personnel of each of Buckingham, Cube Capital, FSI, Havens, and Wellington, as well as information concerning the performance history of each of the Sub-Advisers with respect to separately managed accounts or pooled-investment vehicles that use a strategy similar to the strategy each Sub-Adviser will apply to its respective segment of Fund assets.  After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Sub-Advisers’ management of the Fund’s portfolio.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS

The Trustees then considered the cost of services and the structure of the proposed sub-advisory fees schedules for each Sub-Adviser, which were distributed as a handout at the Meeting.  The Trustees noted that the Adviser had confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreements were reasonable in light of the quality of the services performed by each of the Sub-Advisers.  Since the sub-advisory fees are paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to the Sub-Advisers.  Consequently, the Trustees did not consider the costs of services provided by each of the Sub-Advisers or their profitability from their relationship with the Fund because the Trustees did not consider these factors as relevant.  Based on all these factors, the Trustees concluded that the sub-advisory fees paid to each of the Sub-Advisers by the Adviser were reasonable in light of the services provided by the Sub-Advisers.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to Buckingham, Cube Capital, FSI, Havens, and Wellington are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees next considered the direct and indirect benefits that could be received by each of Buckingham, Cube Capital, FSI, Havens, and Wellington from their association with the Fund.  The Trustees concluded that the benefits the Sub-Advisers may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the approval of the Sub-Advisory Agreements, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of the Adviser with respect to each Sub-Adviser.  Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreements as being in the best interests of the Fund and its shareholders.

William Blair Directional Multialternative Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

William Blair Directional Multialternative Fund
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-772-4166.

Independent Trustees

		Term of		Portfolios
	Position(s)	Office and		in Trust	Number of
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and Chair,	38	Independent Trustee,
615 E. Michigan St.		Term; Since	Department of Accounting,		USA MUTUALS (an
Milwaukee, WI 53202		August 22,	Marquette University		open-end investment
Age: 59		2001	(2004–present).		company with two
					portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	38	Independent Trustee,
615 E. Michigan St.		Term; Since	Airlines, Inc. (airline company)		USA MUTUALS (an
Milwaukee, WI 53202		August 22,	(1986–present).		open-end investment
Age: 58		2001			company with two
					portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–present);	38	Independent Trustee,
615 E. Michigan St.		Term; Since	Managing Director, Chief		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	Administrative Officer (“CAO”)		Endowment fund complex
Age: 71		2009	and Chief Compliance		(three closed-end
			Officer (“CCO”), Granite Capital		investment companies);
			International Group, L.P. (an		Independent Trustee,
			investment management firm)		Gottex Multi-Alternatives
			(1994–2011).		fund complex (three
					closed-end investment
					companies); Independent
					Manager, Ramius IDF
					fund complex (two
					closed-end investment
					companies); Independent
					Trustee, Gottex Trust
					(an open-end investment
					company with one
					portfolio).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice President,	38	Trustee, Buffalo Funds
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund Services, LLC		(an open-end investment
Milwaukee, WI 53202	Trustee	August 22,	(1994–present).		company with ten
Age: 52		2001			portfolios); Trustee, USA
					MUTUALS (an open-end
					investment company
					with two portfolios).

William Blair Directional Multialternative Fund
Additional Information (Continued)
(Unaudited)

		Term of		Portfolios
	Position(s)	Office and		in Trust	Number of
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

John Buckel	President	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	and	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202	Principal	January 24,	(2004–present).
Age: 57	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 24,	(2002–present).
Age: 41	and	2013
Principal
Financial and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President U.S. Bancorp	N/A	N/A
615 E. Michigan St.		Term; Since	Fund Services, LLC
Milwaukee, WI 53202		November 15,	(2004–present).
Age: 35		2005

Adam W. Smith	Assistant	Indefinite	Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Secretary	Term; Since	Fund Services, LLC (April 2012–
Milwaukee, WI 53202		January 22,	present); Research Associate,
Age: 33		2015	Vista360, LLC (May 2010–
April 2012); Student, Marquette
University Law School
(August 2007–May 2012).

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	FundServices, LLC (January 2014–
Milwaukee, WI 53202	Officer, Vice	July 1,	present); Senior Vice President,
Age: 54	President	2014	Ariel Investments, LLC, (2010–2013);
	and Anti-		Vice President, Ariel Investments, LLC
	Money		(2003–2010).
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 21,	(2008–present).
Age: 32		2011

Peter J. Chappy	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 22,	(2008–present).
Age: 39		2015

Cullen O. Small	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 22,	(2010–present).
Age: 27		2015

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-772-4166. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12 month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-772-4166, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-772-4166 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

William Blair Directional Multialternative Fund

Investment Adviser	William Blair & Company, L.L.C.
222 West Adams Street
Chicago, Illinois 60606

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor	William Blair & Company, L.L.C.
222 West Adams Street
Chicago, Illinois 60606

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/John Buckel
  John Buckel, President

Date April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John Buckel
  John Buckel, President

Date April 30, 2015

By (Signature and Title)* /s/Jennifer Lima
 Jennifer Lima, Treasurer

Date April 30, 2015

* Print the name and title of each signing officer under his or her signature.